Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021 [1]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 12,286	$ 16,726
Financial assets at fair value through profit or loss	444	446
Financial assets at fair value through OCI	1,011	736
Total	13,741	17,908
Financial liabilities at amortized cost	103,854	110,904
Financial liabilities at fair value through profit or loss	5,202	5,610
Financial liabilities at fair value through OCI	651	276
Total	109,707	116,790
Trades and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	20,422	22,074
Total	20,422	22,074
Non-current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	82,117	87,369
Total	82,117	87,369
Current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	1,185	1,408
Total	1,185	1,408
Bank Overdrafts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	130	53
Total	130	53
Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	38	172
Financial liabilities at fair value through OCI	97	98
Total	135	270
Forward exchange contracts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	16	26
Financial liabilities at fair value through OCI	164	103
Total	180	129
Other commodity derivatives [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	385	35
Total	385	35
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	2	3
Total	2	3
Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	3	37
Total	3	37
Non-current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	83,138	88,182
Financial liabilities at fair value through profit or loss	265	100
Total	83,403	88,282
Current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	20,716	22,722
Financial liabilities at fair value through profit or loss	4,936	5,510
Financial liabilities at fair value through OCI	651	276
Total	26,304	28,508
Cash and cash equivalents [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	7,027	12,097
Total	7,027	12,097
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	5,234	4,607
Total	5,234	4,607
Investment securities [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	26	22
Financial assets at fair value through profit or loss	334	374
Financial assets at fair value through OCI	138	139
Total	498	535
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	5,148	5,412
Total	5,148	5,412
Cross currency interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	111	52
Financial assets at fair value through OCI	167	60
Total	277	112
Foreign exchange forward contracts [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	466	238
Total	466	238
Foreign currency futures [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	5	0
Total	5	0
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	235	282
Total	235	282
Non-current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	540	526
Financial assets at fair value through profit or loss	111	73
Financial assets at fair value through OCI	161	115
Total	811	714
Current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	11,746	16,200
Financial assets at fair value through profit or loss	334	373
Financial assets at fair value through OCI	850	621
Total	12,929	17,194
Derivatives not designated [member] | Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	0	20
Financial assets at fair value through OCI	0	17
Total	$ 0	$ 37

[1]	Amended to conform to 2022 presentation.